SHARE CAPITAL (Details Textual) (USD $)	12 Months Ended			105 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Common stock, shares authorized	500,000,000	500,000,000		500,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding	62,753,840	62,753,840		62,753,840
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	137,500
Share Based Compensation Arrangement By Share Based Payment Award Options Exercise Price	$ 0.89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,425,000	1,825,000		1,425,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.90			$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 2 days
Share Based Compensation By Share Based Payment Award Options Outstanding Forfeiture Estimate Percentage	0.00%			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	1,287,500			1,287,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.00	$ 0.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0.90			$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 3 months 4 days
Stock Based Compensation Employees	$ 190,292	$ 581,295	$ 582,081
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		67.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		67.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	0 years	5 years
Warrant modification	0	0	0	(1,057,787)
Weighted average number of basic and diluted common shares outstanding (note 9d) (in shares)	62,753,840	62,753,840	59,558,895
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Weighted Average Fair Value	$ 0.52	$ 0.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0			0
Unrecognized Stock Based Compensation Expense	7,042	217,650
Unrecognized Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Remaining Contractual Term	2 years 4 months 2 days	3 years 3 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments	$ 0	$ 0
New Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	11,000,000
Maximum [Member] | Us Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.91%
Minimum [Member] | Us Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.81%